Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of net income (loss) per share presented in the condensed statement of operations

For the year ended
December 31, 2021
Net Loss	$(421,194)
Accretion of temporary equity into redemption value	$(5,262,944)
Net loss including accretion of equity into redemption value	$(5,684,138)

Schedule of net income (loss) per share
Schedule of net income (loss) per share
	For the Three months ended January 1, 2022 to March 31, 2022		For the Three months end from January 1, 2021 to March 31, 2021
	Redeemable shares	Non-redeemable shares	Redeemable shares	Non-redeemable shares
Basic and Diluted net income (loss) per share:
Numerators:
Allocation of net losses included accretion	$(340,070)	$(100,533)	$—	$—
Allocation of net income (loss)	$(340,070)	$(100,533)	$—	$—

Denominators:
Weighted-average shares outstanding	5,091,196	1,505,079	—	1,250,000
Basic and diluted net income (loss) per share	$(0.07)	$(0.07)	$—	$—

	For the year ended
	December 31, 2021
	Redeemable shares	Non-redeemable shares
Basic and diluted net income/(loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity	$(3,819,798)	$(1,864,341)
Accretion of temporary equity to redemption value	$5,262,944	—
Allocation of net income/(loss)	$1,443,146	$(1,864,341)

Denominators:
Weighted-average shares outstanding	2,842,785	1,387,487
Basic and diluted net income/(loss) per share	$0.51	(1.34)

Schedule of net income (loss)
Schedule of net income (loss)
	For the Three months ended January 1, 2022 to March 31, 2022	For the Three months ended January 1, 2021 to March 31, 2021
Net loss	$(440,603)	$(2,205)